Leases - Schedule of Leases (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Assets
Operating lease assets	$ 306		$ 306		$ 792	$ 1,848
Total leased assets	306		306		792	1,848
Liabilities
Current - Operating	346		346		852	1,010
Noncurrent - Operating	0		0		155	1,007
Total leased liabilities	346		346		1,007	2,017
Lease Cost
Net lease cost	$ 33	$ 83	$ 284	$ 253	$ 326	$ 650
Lease Term and Discount Rate
Weighted-average remaining lease term (years)	8 months 12 days		8 months 12 days		2 years 3 months 18 days	2 years 4 months 24 days
Weighted-average discount rate	6.50%		6.50%		6.00%	6.00%
SG&A and R&D Expenses [Member]
Lease Cost
Operating lease cost	$ 172	191	$ 678	572	$ 763	$ 1,028
Short term lease cost					13	6
Sublease income	(142)	(111)	(404)	(329)	$ (450)	$ (384)
SG&A Expenses [Member]
Lease Cost
Short term lease cost	$ 3	$ 3	$ 10	$ 10